WINTERGREEN FUND, INC.

Supplement dated September 24, 2013
to the
Statement of Additional Information dated April 30, 2013

At an in-person Meeting of the Board of Directors (the “Board”) of Wintergreen Fund, Inc. (the “Fund”) on September 16, 2013, the Board approved the appointment of Mr. Joseph Bree as a Director of the Fund.

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The first table and related footnotes in the section entitled “OFFICERS AND DIRECTORS” are deleted in their entirety and replaced with the following:

Name, Year Born, and Address	Position	Length of Time Served*	Principal Occupation During Past 5 Years and Other Relevant Experience**	Other Directorships Held During the Past 5 Years
Independent Directors

Nathan Adler Year Born: 1938 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Director	Since 2005	Retired. Consultant to Ernst & Young from 2000–2003.	None

Bradden Backer Year Born: 1957 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Director/ Chairman	Since 2005	Attorney, Albrecht Backer, Labor and Employment Law, S.C., 2009-Present; Of Counsel, Friebert, Finerty & John, S.C. (law firm) 2004–2009.	None

John Y. Keffer Year Born: 1942 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Director	Since 2005	Chairman, Atlantic Fund Administration, LLC (a fund services company) since 2008.	Forum Funds (registered investment company)

John Wakely Year Born: 1957 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Director	Since 2005	Owner of the Angel’s Share Ltd. (luxury goods and beverage sector consultants, previously L&B Advisors) since 2003.	None

Name, Year Born, and Address	Position	Length of Time Served*	Principal Occupation During Past 5 Years and Other Relevant Experience**	Other Directorships Held During the Past 5 Years

Interested Directors
Joseph Bree Year Born: 1972 615 E. Michigan Street Milwaukee, WI 53202	Director	Director since 2013	Chief Financial Officer for U.S. Bancorp Fund Services, LLC since 2013; Finance Director, U.S. Bancorp Fund Services, LLC from 2007-2013; Chief Financial Officer, Quasar Distributors LLC since 2008.	None

Officers
Richard J. Berthy Year Born: 1958 Three Canal Plaza, Suite 100 Portland, ME 04101	President	Since 2009
Chief Executive Officer, Foreside Financial Group, LLC since 2012; President, Foreside Financial Group, LLC 2008-2012; Chief Administration Officer, Foreside Financial Group, LLC from 2005-2008. Mr. Berthy serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.
Not Applicable

David J. Winters Year Born: 1962 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Executive Vice President	Since 2005	Managing Member and Chief Executive Officer of Wintergreen Advisers, LLC since 2005.	Not Applicable

Elizabeth N. Cohernour Year Born: 1950 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Executive Vice President/ Secretary	Since 2005	Chief Operating Officer of Wintergreen Advisers, LLC since 2005.	Not Applicable

Steven Graff Year Born: 1973 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Vice President	Since 2005	Business Operations and Technology, Wintergreen Advisers, LLC since 2005.	Not Applicable

Anthony DiGioia Year Born: 1974 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Vice President	Since 2006	Portfolio Operations, Wintergreen Advisers, LLC since 2005.	Not Applicable

Name, Year Born, and Address	Position	Length of Time Served*	Principal Occupation During Past 5 Years and Other Relevant Experience**	Other Directorships Held During the Past 5 Years

Julie Walsh Year Born: 1972 10 High Street, Suite 302A Boston, MA 02110	Chief Compliance Officer/ Anti-Money Laundering Officer	Since 2013	Managing Director, Foreside Compliance Services, LLC (May 2010 to present). Compliance Marketing Consultant, Grantham, Mayo, Van Otterloo & Co. LLC (May 2008 - May 2010).	Not Applicable

Trudance L.C. Bakke Year Born: 1971 Three Canal Plaza Suite 100 Portland, ME 04101	Treasurer	Since 2009
Chief Financial Officer, Foreside Financial Group, LLC, since 2011; Director, Foreside Management Services, LLC since 2006-2011. Ms. Bakke serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services.
Not Applicable

Jake Ferch Year Born: 1984 615 E. Michigan Street Milwaukee, WI 53202	Vice President/ Assistant Secretary	Since 2013	Assistant Vice President, U.S. Bancorp Fund Services, LLC since 2008.	Not Applicable

Kevin Graff Year Born: 1978 333 Route 46 West, Suite 204 Mountain Lakes, NJ 07046	Assistant Vice President	Since 2010	Portfolio Operations and Technology, Wintergreen Advisers, LLC since 2006.	Not Applicable

*              Messrs. Adler and Backer were elected by written consent of the sole shareholder of the Fund on September 9, 2005. Messrs. Wakely and Keffer were elected by unanimous vote of the full Board, including a majority of the Independent Board Members and written consent of the sole shareholder of the Fund, on September 29, 2005.  Mr. Bree was elected by unanimous vote of the full Board on September 16, 2013. Each of the Fund’s officers, except Mr. Berthy, Ms. Bakke, Ms. Walsh, Mr. Ferch, and Mr. Kevin Graff, were appointed at the Fund’s initial organizational meeting on September 12, 2005.  Mr. DiGioia was appointed Assistant Vice President of the Fund on September 12, 2005 and was promoted to Vice President on December 4, 2006.  Ms. Bakke was appointed as Treasurer on June 1, 2009.  Mr. Berthy was appointed as President on September 1, 2009.  Mr. Kevin Graff was appointed as Assistant Vice President on September 21, 2010.  Ms. Walsh was appointed as Chief Compliance Officer and Anti-Money Laundering Officer on September 16, 2013. Mr. Ferch was appointed as Vice President and Assistant Secretary on September 16, 2013.

**           The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

The first paragraph under the heading “Leadership Structure and the Board of Directors” in the section entitled “OFFICERS AND DIRECTORS” is deleted in its entirety and replaced with the following:

The Board is responsible for managing the business affairs of the Fund and exercising all of its powers except those reserved for shareholders. The Board is currently composed of five Directors, four of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Board Members”). In addition to four (4) regularly scheduled meetings per year, the Independent Board Members meet regularly in executive sessions among themselves and with Fund counsel to consider a variety of matters affecting the Fund. These sessions generally occur prior to scheduled Board meetings and at such other times as the Independent Board Members may deem necessary. Each Director who served as a Director in the year ended December 31, 2012 attended at least 75% of the total number of meetings of the Board held in that year. As discussed in further detail below, the Board has established three standing committees to assist the Board in performing its oversight responsibilities. The Board has engaged the Investment Manager to manage the Fund and is responsible for overseeing the Investment Manager and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws.

The following is added as the second to last sentence of the third paragraph under the heading “Leadership Structure and the Board of Directors” in the section entitled “OFFICERS AND DIRECTORS”:

Mr. Bree has substantial financial and accounting experience, as well as expertise in regulatory matters and distribution services relating to registered investment companies.

The last paragraph under the heading “Leadership Structure and the Board of Directors” in the section entitled “OFFICERS AND DIRECTORS” is deleted in its entirety and replaced with the following:

The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Fund, including factors such as the Fund’s investment strategy and style, the net assets of the Fund, the committee structure of the Fund, and the management, distribution and other service arrangements of the Fund. The Board believes that current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among service providers, Board committees and the full Board in a manner that enhances effective oversight. The Board believes that having 75% of its members be Independent Board Members is appropriate and in the best interest of the Fund. The leadership structure of the Board may be changed, at any time and in the discretion of the Board including in response to changes in circumstances or the characteristics of the Fund.

The Board Committees table in the section entitled “Board Committees” is deleted in its entirety and replaced with the following:

Committee	Members

Audit Committee	Nathan Adler, Chairman
Bradden Backer
John Y. Keffer
John Wakely

Valuation Committee	John Wakely, Chairman
Nathan Adler
Bradden Backer
John Y. Keffer
Trudance L.C. Bakke
Richard J. Berthy
David J. Winters

Nominating Committee	Bradden Backer, Chairman
Nathan Adler

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